Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 156,785	$ 264,423
Restricted cash	1,190	10,213
Accounts receivable:
Billed receivables	314,491	335,758
Unbilled receivables	208,797	173,440
Allowance for doubtful accounts and unbilled services	(94,048)	(80,096)
Accounts receivable, net	429,240	429,102
Current portion of notes receivable	33,194	26,687
Prepaid expenses and other current assets	50,351	40,529
Current portion of deferred tax assets	3,615
Total current assets	674,375	770,954
Property and equipment, net of accumulated depreciation	68,192	74,448
Goodwill	1,260,035	1,309,358
Other intangible assets, net of amortization	104,181	118,889
Notes receivable, net of current portion	101,623	81,748
Other assets	67,046	55,687
Total assets	2,275,452	2,411,084
Current liabilities
Accounts payable, accrued expenses and other	98,109	132,773
Accrued compensation	168,392	180,366
Current portion of long-term debt and capital lease obligations	6,021	153,381
Billings in excess of services provided	31,675	19,063
Deferred income taxes		12,254
Total current liabilities	304,197	497,837
Long-term debt and capital lease obligations, net of current portion	717,024	643,579
Deferred income taxes	105,751	88,071
Other liabilities	80,248	75,395
Total liabilities	1,207,220	1,304,882
Commitments and contingent liabilities (notes 8, 14 and 15)
Stockholders' equity
Preferred stock, $0.01 par value; shares authorized - 5,000; none outstanding
Common stock, $0.01 par value; shares authorized - 75,000; shares issued and outstanding - 40,755 (2012) and 41,484 (2011)	408	415
Additional paid-in capital	367,978	383,978
Retained earnings	741,215	778,201
Accumulated other comprehensive loss	(41,369)	(56,392)
Total stockholders' equity	1,068,232	1,106,202
Total liabilities and stockholders' equity	$ 2,275,452	$ 2,411,084